Summary of Significant Accounting Policies - Schedule of Calculation of Basic and Diluted Net (Loss) Income per Ordinary Share (Details) - COLOMBIER ACQUISITION CORP. II [Member] - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Class A Ordinary Shares [Member]
Numerator:
Allocation of net (loss) income, as adjusted	$ (39,166)	$ 1,328,063		$ 4,606,773	$ 259,744
Denominator:
Basic weighted average ordinary shares outstanding	17,000,000	17,000,000	6,621,053	17,000,000	6,621,053
Diluted weighted average ordinary shares outstanding	17,000,000	17,000,000		17,000,000	6,621,053
Basic net (loss) income per ordinary share	$ 0	$ 0.08	$ 0.04	$ 0.27	$ 0.04
Diluted net income per ordinary share	$ 0	$ 0.08	$ 0.04	$ 0.27	$ 0.04
Class B Ordinary Shares [Member]
Numerator:
Allocation of net (loss) income, as adjusted	$ (9,792)	$ 332,016		$ 1,151,693	$ 154,752
Denominator:
Basic weighted average ordinary shares outstanding	4,250,000	4,250,000	3,944,737	4,250,000	3,944,737
Diluted weighted average ordinary shares outstanding	4,250,000	4,250,000		4,250,000	3,944,737
Basic net (loss) income per ordinary share	$ 0	$ 0.08	$ 0.04	$ 0.27	$ 0.04
Diluted net income per ordinary share	$ 0	$ 0.08	$ 0.04	$ 0.27	$ 0.04